Nature of Operations and Basis of Presentation - Schedule of Purchase Price Calculation (Details)	8 Months Ended
Sep. 30, 2024 USD ($) $ / shares shares
Schedule of Purchase Price Calculation [Abstract]
Number of shares of Common Stock (in Shares) | shares	50,000
Multiplied by PBAX’s share price, as of the Closing (in Dollars per share) | $ / shares	$ 585
Total (in Shares) | shares	29,250,000
Fair value of PBAX founder’s shares converted to shares of Common Stock and transferred to Predecessor stockholders	$ 5,118,750
Fair value of contingent Common Stock consideration	12,870,000
Total Common Stock consideration	47,238,750
Assumed liabilities	3,311,153
Total purchase price	$ 50,549,903